Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	189,254.89
Total Transaction Valuation	1,370,419,215.00
Total Offset Amount	0.00
Net Fee	$ 189,254.89
Offering Table N/A
Offset Table N/A	N/A